May 5, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:                          MONY Life Insurance Company of America

MONY America Variable Account L

MONY Equity Master Form S-6

Filing Pursuant to Rule 497(j) for

File No. 33-82570; 811-04234

Commissioners:

On behalf of MONY Life Insurance Company of America and MONY America Variable Account L, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus being used in connection with the offering of the “MONY Equity Master”, a variable universal life contract, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus contained in Post-Effective Amendment No. 28 for MONY America Variable Account L as filed with the Commission on April 24, 2015 via EDGARLINK.

Please do not hesitate to call me at (212) 314-3912 if you have any questions.

Sincerely,

Shane Daly
Vice President and Associate General Counsel

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